NYSE

CENTNYS
001-02360

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

17010368

May 23, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the following notes of INTERNATIONAL BUSINESS MACHINES CORPORATION under the Exchange Act of 1934.

- €1,000,000,000 0.950% Notes Due 2025
- €1,000,000,000 1.500% Notes Due 2029

Sincerely,

Silvio Conte